CONDENSED CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CONDENSED CONSOLIDATED BALANCE SHEET
Intangible assets	$ 254	$ 356
Investment in joint venture		301
Derivative financial instruments	2,869	3,055
Other receivables	2,115	3,812
Finance lease receivables	6,549	10,324
Deferred tax assets	4,051	5,321
Total other non-current assets	15,584	22,813
Vessels and dry docking	2,309,200	2,365,965
Right-of-use assets (vessels)	101,284	116,742
Other property, plant and equipment	456	433
Property, plant and equipment	2,410,940	2,483,140
Total non-current assets	2,426,778	2,506,309
Inventories	174,295	123,885
Trade and other receivables	426,158	231,207
Equity financial assets, at FVOCI		11,710
Equity financial assets, at FVPL	2,294	1,597
Derivative financial instruments	48,235	25,956
Finance lease receivables	7,440	7,220
Cash and cash equivalents	303,856	242,009
Total current assets	962,278	643,584
Total assets	3,389,056	3,149,893
Share capital	619,868	619,868
Treasury shares	(47,377)	(50,372)
Other reserves	659,201	655,303
Retained earnings	686,824	605,203
Shareholders' equity	1,918,516	1,830,002
Non-controlling interests	136,269	95,551
Total shareholders' equity	2,054,785	1,925,553
Borrowings	611,606	730,394
Lease liabilities	53,946	72,836
Derivative financial instruments		411
Total non-current liabilities	665,552	803,641
Borrowings	202,642	122,709
Lease liabilities	64,438	64,303
Derivative financial instruments	60,369	24,398
Current income tax liabilities	15,938	1,520
Trade and other payables	325,332	207,769
Total current liabilities	668,719	420,699
Total liabilities	1,334,271	1,224,340
Total equity and liabilities	$ 3,389,056	$ 3,149,893